AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Amortized Cost and Fair Value of Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 63,157	$ 53,651
Gross Unrealized Gains	1,541	845
Gross Unrealized Losses	(485)	(667)
Allowance for Credit Losses	(4)	(27)	$ (30)	$ (30)
Fair Value	64,209	53,802
U.S. treasury and government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	398	410
Gross Unrealized Gains	3	2
Gross Unrealized Losses	(41)	(43)
Allowance for Credit Losses	0	0
Fair Value	360	369
U.S. state and municipal
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,075	3,280
Gross Unrealized Gains	107	39
Gross Unrealized Losses	(21)	(30)
Allowance for Credit Losses	(3)	0	0	0
Fair Value	3,158	3,289
Foreign governments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,827	2,082
Gross Unrealized Gains	53	11
Gross Unrealized Losses	(29)	(51)
Allowance for Credit Losses	0	0
Fair Value	1,851	2,042
Corporate debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	47,834	37,312
Gross Unrealized Gains	1,077	571
Gross Unrealized Losses	(311)	(477)
Allowance for Credit Losses	(1)	(26)	(19)	(24)
Fair Value	48,599	37,380
Residential mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,154	1,288
Gross Unrealized Gains	52	28
Gross Unrealized Losses	(2)	(5)
Allowance for Credit Losses	0	(1)	(1)	0
Fair Value	1,204	1,310
Commercial mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,649	3,259
Gross Unrealized Gains	121	91
Gross Unrealized Losses	(32)	(30)
Allowance for Credit Losses	0	0	(6)	0
Fair Value	3,738	3,320
Collateralized debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	5,220	6,020
Gross Unrealized Gains	128	103
Gross Unrealized Losses	(49)	(31)
Allowance for Credit Losses	0	0	$ (4)	$ (6)
Fair Value	$ 5,299	$ 6,092